Financial Risk Management - Fair Value Hierarchy Classifications of the Financial Instruments that are Measured at Fair Value (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivatives, liabilities	[1]	₩ 7,006	₩ 37,333
Fair values [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		120,501	87,027
Convertible securities		1,470	3,127
Derivatives		256,251	169,703
Financial assets effective for fair value hedging		119,098
Derivatives, liabilities		10,768	63,526
Financial liabilities effective for fair value hedging			36,052
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		18,958
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		256,251	169,703
Financial assets effective for fair value hedging		119,098
Derivatives, liabilities		10,768	63,526
Financial liabilities effective for fair value hedging			36,052
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		101,543	87,027
Convertible securities		₩ 1,470	₩ 3,127

[1]

(*1) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.